Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,386,041	$ 1,262,932
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	486,978	803,762
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	899,063	459,170
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	486,978	803,762
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	486,978	803,762
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	899,063	459,170
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 899,063	$ 459,170